Accounts Receivables, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivables, Net [Abstract]
Accounts receivables, net

Note 5 – Accounts receivables, net

The Company’s net accounts receivable are as follows:

	December 31,	December 31,
	2024	2023
Trade accounts receivable	$42,012	$42,357
Less: allowance for credit losses	(41,734)	(42,357)
Accounts receivable, net	$278	$-